Derivative Financial Instruments - Schedule of Net Change in Net Unrealized Gains (Losses) to Derivative Instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative [Line Items]
Net realized gains/(losses)	$ (3.1)	$ (8.8)	$ 0.7	$ (12.0)
Change in net unrealized gains/(losses)	0.4	0.0	0.1	(1.3)
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0	0.1	0.0
Change in net unrealized gains/(losses)	0.0	0.0	0.0	0.0
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(3.1)	(8.8)	0.6	(12.0)
Change in net unrealized gains/(losses)	$ 0.4	$ 0.0	$ 0.1	$ (1.3)